Description of The Business and Group Composition - Summary of Detailed Information About Material Non-controlling Interests (Detail) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets			€ 121,975	€ 143,428
Non-current assets			146,888	175,596
Current liabilities			(144,250)	(158,346)
Non-current liabilities			(98,731)	(102,470)
Revenue			308,217	318,797	€ 328,618
Profit/(loss) for the year	€ 5,089	€ 5,089	(30,592)	(15,382)	(16,162)
Other comprehensive income/(loss)			(2,871)	(310)	(3,445)
Total comprehensive income/(loss) for the year			(33,463)	(15,692)	(19,607)
Profit/(loss) allocated to NCI - 49%			(659)	(232)	(93)
Cash flow provided by operating activities			2,751	8,994	11,467
Cash flow used in investing activities			2,792	(4,323)	(7,876)
Cash flow used in financing activities (dividends to NCI for years ended December 31, 2025, 2024 and 2023, respectively 419, 149 and 698)			1,402	(12,760)	(15,698)
Natuzzi Florida LLC [member]
Disclosure of subsidiaries [line items]
Current assets			8,212	11,496
Non-current assets			10,331	12,833
Current liabilities			(9,652)	(12,738)
Non-current liabilities			(6,501)	(7,822)
Net assets			2,390	3,769
Net assets attributable to NCI – 49%			1,171	1,847
Revenue			24,299	20,487	18,643
Expenses			(24,483)	(20,525)	(19,540)
Profit/(loss) for the year			(184)	(38)	(897)
Other comprehensive income/(loss)			(341)	240	(219)
Total comprehensive income/(loss) for the year			(525)	202	(1,116)
Profit/(loss) allocated to NCI - 49%			(90)	(19)	(440)
Other comprehensive income/(loss) allocated to NCI			(167)	118	(107)
Cash flow provided by operating activities			3,279	2,122	2,463
Cash flow used in investing activities			(13)	(87)	(1,122)
Cash flow used in financing activities (dividends to NCI for years ended December 31, 2025, 2024 and 2023, respectively 419, 149 and 698)			€ (2,160)	€ (2,324)	€ (2,401)